Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2015
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

GMO Benchmark-Free Bond Fund

The Board of Trustees of GMO Trust (the “Board”) has approved the liquidation and termination of GMO Benchmark-Free Bond Fund (“BFBF”). It is expected that BFBF will be liquidated on or about December 16, 2015 (the “Liquidation Date”). You may redeem from BFBF at any time, but if you are still a shareholder of BFBF on the Liquidation Date your investment in BFBF will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in BFBF as of the close of business on the Liquidation Date) will be transmitted to you.

Effective as of the Liquidation Date, all references to BFBF in the Prospectus are amended to reflect the foregoing.

GMO International Bond Fund

The Board approved the liquidation and termination of GMO International Bond Fund (“IBF”). IBF was liquidated on September 30, 2015. All references to IBF in the Prospectus are amended to reflect the foregoing.

GMO Benchmark-Free Fund

Effective as of September 30, 2015 (the “Effective Date”), rather than as discussed in the Prospectus and Statement of Additional Information, GMO Benchmark-Free Fund (“BFF”) intends to make direct investments and intends to gain exposures through a wholly-owned Bermuda subsidiary. As a result of these changes, BFF will be exposed directly to the risks to which it would otherwise have been exposed indirectly. BFF will not invest in GMO GAAR Implementation Fund (“GIF”) and therefore all references in the Prospectus to BFF’s investments through GIF are amended to reflect the foregoing.

Fees and Expenses

Effective as of the Effective Date, footnote 2 to the table captioned “Annual Fund operating expenses” on page 117 of the Prospectus is replaced with the following:

[2] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

In connection with the foregoing, effective as of the Effective Date, the following sentence is added to the end of the second paragraph of the sub-section captioned “Expense Reimbursement” on page 166 of the Prospectus: “In the case of Benchmark-Free Fund, ‘Specified Operating Expenses’ does not include the Fund’s direct custody expenses from emerging markets.”

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Benchmark-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

GMO Benchmark-Free Bond Fund

The Board of Trustees of GMO Trust (the “Board”) has approved the liquidation and termination of GMO Benchmark-Free Bond Fund (“BFBF”). It is expected that BFBF will be liquidated on or about December 16, 2015 (the “Liquidation Date”). You may redeem from BFBF at any time, but if you are still a shareholder of BFBF on the Liquidation Date your investment in BFBF will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in BFBF as of the close of business on the Liquidation Date) will be transmitted to you.

Effective as of the Liquidation Date, all references to BFBF in the Prospectus are amended to reflect the foregoing.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

GMO International Bond Fund

The Board approved the liquidation and termination of GMO International Bond Fund (“IBF”). IBF was liquidated on September 30, 2015. All references to IBF in the Prospectus are amended to reflect the foregoing.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Benchmark-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

GMO Benchmark-Free Fund

Effective as of September 30, 2015 (the “Effective Date”), rather than as discussed in the Prospectus and Statement of Additional Information, GMO Benchmark-Free Fund (“BFF”) intends to make direct investments and intends to gain exposures through a wholly-owned Bermuda subsidiary. As a result of these changes, BFF will be exposed directly to the risks to which it would otherwise have been exposed indirectly. BFF will not invest in GMO GAAR Implementation Fund (“GIF”) and therefore all references in the Prospectus to BFF’s investments through GIF are amended to reflect the foregoing.

Fees and Expenses

Effective as of the Effective Date, footnote 2 to the table captioned “Annual Fund operating expenses” on page 117 of the Prospectus is replaced with the following:

[2] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

In connection with the foregoing, effective as of the Effective Date, the following sentence is added to the end of the second paragraph of the sub-section captioned “Expense Reimbursement” on page 166 of the Prospectus: “In the case of Benchmark-Free Fund, ‘Specified Operating Expenses’ does not include the Fund’s direct custody expenses from emerging markets.”

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO U.S. Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO International Large/Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Developed World Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Foreign Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Foreign Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO International Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Emerging Countries Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Tax-Managed International Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Currency Hedged International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Emerging Country Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Alpha Only Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Benchmark-Free Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO International Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Global Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Global Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Strategic Opportunities Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Global Developed Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Taiwan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Debt Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO International Developed Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Asset Allocation Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Emerging Domestic Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Global Focused Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Implementation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Risk Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot1_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 9, 2015 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.